Stockholders' Equity and Related Matters (Details Textual) (USD $)	12 Months Ended
Jun. 30, 2012
Stock Issued During Period, Shares, Conversion of Units	362,553
Temporary Equity Liquidation Account	$ 6,088,000
Bad Debt Reserves For Federal Income Tax Purposes	2,561,000
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability	$ 989,000